Premises and Equipment (Summary of Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 25,281	$ 21,385
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(9,609)	(9,323)
Property, Plant and Equipment, Net	15,672	12,062
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,022	12,347
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,603	6,719
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,656	$ 2,319